Weighted-Average Assumptions Used for Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	1.64%	2.69%	1.77%
Expected volatility	18.01%	17.11%	17.41%
Expected dividend yield	3.99%	3.13%	2.82%
Grant date fair value	$ 14.81	$ 20.05	$ 17.23